Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2015
Basis of Presentation [Abstract]
Service Center Subsidiaries
Company Name	Jurisdiction of Incorporation	Date of Incorporation
Aegean Marine Petroleum LLC (the "UAE Service Center")	United Arab Emirates	07/26/2000
Aegean Bunkering Gibraltar Ltd. (the "Gibraltar Service Center")	Gibraltar	08/07/1997
Aegean Bunkering Jamaica Ltd. (the "Jamaica Service Center")	Jamaica	11/25/2004
Aegean Bunkering (Singapore) Pte. Ltd. (the "Singapore Service Center")	Singapore	06/07/2005
ICS Petroleum Ltd (the "Vancouver Service Center")	Canada	11/25/1985
ICS Petroleum (Montreal) Ltd (the "Montreal Service Center")	Canada	06/03/1986
Aegean Bunkering Trinidad Ltd. (the "Trinidad Service Center")	Trinidad & Tobago	02/20/2006
Aegean North West Europe NV ("ANWE", the "NW Europe Business Center")	Belgium	02/12/1986
Aegean Bunkering Combustibles Las Palmas S.A. (the "Canary Islands Service Center", the "Barcelona Service Center" and the "Algeciras Service Center")	Las Palmas	04/30/2010
Aegean Bunkering Morocco SARL AU (the "Tangier Service Center")	Morocco	05/28/2010
Aegean Bunkering (Panama) SA (the "Panama Service Center")	Panama	04/28/2005
Aegean Bunkering (USA) LLC (the "US East & West Coast Business Center")	USA	11/06/2013
Aegean Bunkering Germany BD&M GmbH	Germany	12/02/2014

Service Center Subsidiaries Owning Companies
Company Name	Service/ Business center	Vessel Name	Year Built	Date Acquired
Aegean Bunkers at Sea NV	NW Europe	Sara	1990	10/09/2007
Aegean Barges NV	NW Europe	Colorado	2004	04/01/2010
Aegean North West Europe NV	NW Europe	Willem SR*	2006	04/01/2010
Blatoma NV	NW Europe	Texas	2003	04/01/2010
Seatra BVBA	NW Europe	Montana	2011	05/26/2011
Aegean North West Europe NV	NW Europe	Florida*	2011	11/15/2011
Aegean Barges NV	NW Europe	New Jersey	2006	03/25/2014

Vessel Owning Subsidiaries
		Vessel Details
Company Name	Date of Incorporation	Vessel Name	Year Built	Date Acquired
Sea Breezer Marine S.A. ("Sea Breezer")	04/02/2004	Aegean Princess	1991	05/25/2007
Milos Shipping Pte. Ltd. ("Milos")	11/23/2006	Milos	2007	06/29/2007
Serifos Shipping Pte. Ltd. ("Serifos")	11/23/2006	Serifos	2007	11/20/2007
Kithnos Maritime Inc. ("Kithnos")	01/28/2005	Kithnos	2007	11/30/2007
Mykonos I Maritime Ltd. ("Mykonos I")	01/28/2005	Mykonos	2008	06/25/2008
West Coast Fuel Transport ("WCF")	09/10/1990	PT25	1988	07/01/2008
Santorini I Maritime Ltd. ("Santorini I")	01/28/2005	Santorini	2008	09/26/2008
Eton Marine Ltd. ("Eton")	12/21/2005	Patmos	2008	11/18/2008
Paros Maritime Inc. ("Paros")	01/28/2005	Paros I	2008	11/25/2008
Kimolos Shipping Pte. Ltd. ("Kimolos")	01/28/2005	Kimolos	2008	03/04/2008
Syros I Maritime Inc. ("Syros I")	01/28/2005	Syros	2008	04/21/2008
AMP Maritime S.A.("Aegean Champion")	12/15/2008	Aegean Champion	1991	04/30/2009
Kerkyra Marine S.A.("Kerkyra")	09/26/2006	Kerkyra	2009	07/29/2009
Tasman Seaways Inc.("Kalymnos")	12/21/2005	Kalymnos	2009	02/20/2009
Paxoi Marine S.A.("Paxoi")	09/26/2006	Paxoi	2009	11/20/2009
Ithaki Marine S.A. ("Ithaki")	09/26/2006	Ithaki	2009	09/01/2009
Tempest Shiptrade Ltd. ("Naxos")	05/07/2014	Naxos	2009	01/07/2009
Cephallonia Marine S.A.	09/26/2006	Kefalonia	2009	10/15/2009
ICS Petroleum Ltd. ("ICS")	05/24/1985	PT22	2001	05/29/2009
Ios Marine Inc. ("Lefkas")	02/21/2007	Lefkas	2010	03/16/2010
Andros Marine Ltd. ("Andros")	02/21/2007	Andros	2010	02/05/2010
Zakynthos Marine S.A. ("Zakynthos")	09/27/2006	Zakynthos	2010	01/20/2010
Kythira Marine S.A. ("Kythira")	09/26/2006	Kythira	2010	04/30/2010
Dilos Marine Inc. ("Dilos")	02/21/2007	Dilos	2010	05/05/2010
Benmore Services S.A. ("Benmore")	12/21/2005	Nisyros	2010	06/01/2010
Santon Limited ("Santon")	01/10/2006	Leros	2010	09/03/2010
Kassos Navigation S.A. ("Kassos")	02/14/2008	Kassos	2010	10/29/2010
Tilos Shipping Pte Ltd. ("Tilos")	02/14/2011	Tilos	2011	03/28/2011
Sifnos Marine Inc. ("Anafi")	02/21/2007	Anafi	2011	04/06/2011
Halki Navigation S.A. ("Halki")	02/14/2008	Halki	2011	07/28/2011
Aegean VII Shipping Ltd.	09/07/2005	Sikinos	2011	08/11/2011
Symi Navigation S.A.	02/14/2008	Symi	2012	04/11/2012
Amorgos Maritime Inc. ("Amorgos")	01/28/2005	Amorgos	2007	12/21/2007
ICS Petroleum Ltd. ("ICS")	05/24/1985	PT40	2014	05/01/2015

Vessel Maritime Companies With Operating Vessels In Greece
		Vessel Details
Company Name	Date of Incorporation	Vessel Name	Year Built	Date Acquired

Aegean Tiffany Maritime Company	01/23/2009	Aegean Tiffany	2004	07/07/2004
Aegean Breeze Maritime Company	01/23/2009	Aegean Breeze I	2004	07/07/2004
Aegean Rose Maritime Company	12/02/2002	Aegean Rose	1988	01/21/2003
Aegean Ship III Maritime Company	06/23/2008	Aegean III	1990	07/08/2008
Aegean Ship VIII Maritime Company	06/23/2008	Aegean VIII	1989	07/08/2008
Aegean Ace Maritime Company	01/26/2009	Aegean Ace	1992	03/23/2009
Aegean Maistros Maritime Company	11/21/2007	Aegean Orion	1991	09/07/2009
Aegean Gas Maritime Company	07/24/2001	Mediterranean	1982	02/28/2010
Sealand Navigation Inc.	04/27/2011	Karpathos	2010	07/12/2010
Ios Shipping Ltd.	11/14/2012	Ios I	2010	09/08/2010

Other Companies With Material Assets And / Or Liabilities

Company Name	Date of Incorporation	Country of Incorporation	Activity
Aegean Investments S.A. ("Aegean Investments")	11/05/2003	Marshall Islands	Holding company
Aegean Holdings S.A. ("Aegean Holdings")	02/26/2003	Marshall Islands	Holding company
Aegean Oil (USA), LLC ("Aegean USA")	04/07/2005	United States	Marketing office
Aegean Petroleum International Inc.	02/22/2008	Marshall Islands	Fuel commerce
AMPNI Holdings Co Limited ("AMPNI Holdings")	02/02/2009	Cyprus	Holding company
Aegean Caribbean Holdings Inc.	01/07/2009	Saint Lucia	Holding company
Caribbean Renewable Energy Sources Inc.	02/02/2007	British Virgin Islands	Asset owner
Aegean Oil Terminal Corporation	04/14/2008	Marshall Islands	Oil Terminal Facility owner and operator